LOANS - Summary of modifications that were deemed to be troubled debt restructures (Details 5) - Loans receivables $ in Thousands	12 Months Ended
	Jun. 30, 2015 USD ($) Contract	Jun. 30, 2014 USD ($) Contract
Residential Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Contracts | Contract	5	1
Pre-Modifcation Outstanding Recorded Investment	$ 709	$ 38
Post-Modification Outstanding Recorded Investment	$ 741	$ 39
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Contracts | Contract		1
Pre-Modifcation Outstanding Recorded Investment		$ 198
Post-Modification Outstanding Recorded Investment		$ 210